Freight Tax and Other Tax Expenses - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Other Liabilities Disclosure [Abstract]
Interest and penalties on freight tax expenses (recoveries)	$ 5.4	$ 4.2
Foreign exchange gains on freight tax expenses	$ 3.3	$ 0.1